Total
PF Inflation Managed Fund
PF Inflation Managed Fund
Investment Goal
This Fund seeks to maximize total return consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PF Inflation Managed Fund CLASS P
Management Fee	0.40%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.76%
Less Expense Reimbursement	(0.19%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	0.57%
[1]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2023. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example		3 years	5 years	10 years
PF Inflation Managed Fund | CLASS P | USD ($)	58	224	404	924

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption	1 year	3 years	5 years	10 years
PF Inflation Managed Fund | CLASS P | USD ($)	58	224	404	924

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2022, the portfolio turnover rate was 50% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

This Fund invests its assets in debt securities. Normally, the Fund focuses on investment in or exposure to inflation-indexed debt securities. It is expected that the amount invested in or exposed to inflation-indexed debt securities (either through cash market purchases, forward commitments or other derivative instruments) normally will be equivalent to at least 80% of the Fund’s net assets. Inflation-indexed debt securities are debt securities whose principal value or coupon payments are periodically adjusted according to an inflation index. If the index measuring inflation falls, the principal value of inflation-indexed debt securities and/or interest payable on such securities tends to fall. Duration management is a fundamental part of the investment strategy for this Fund. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

The Fund may also invest in debt securities issued by the U.S. government or its agencies and foreign governments in developed countries or their agencies; debt securities issued by U.S. and foreign companies in developed countries; mortgage-related securities; asset-backed securities; convertible securities; commercial paper and other money market instruments; and derivative instruments including forward commitments (forwards) relating to the previously mentioned securities. The Fund may invest up to 30% of its assets in securities of developed market foreign issuers that are denominated in foreign currencies; however, the Fund will maintain no foreign currency exposure from these foreign currency denominated securities and currencies by hedging back any foreign currency denominated investments into U.S. dollars through the use of foreign currency derivatives such as foreign currency futures, options and forwards. The Fund may invest beyond the above limit in U.S. dollar-denominated securities of developed market foreign issuers.

The factors that will most influence the Fund’s performance are actual and expected inflation rates, as well as changes in real and nominal interest rates. (A real interest rate is the nominal interest rate less expected inflation.) A decline in real and nominal interest rates may benefit Fund performance, as could an increase in the actual rate of inflation. Conversely, rising real and nominal interest rates, and a decline in actual inflation or expected inflation, may have a negative impact on Fund performance. Total return is made up of coupon income plus any gains or losses in the value of the Fund’s securities.

When selecting securities, the sub-adviser:

● Decides what duration to maintain. Generally, the sub-adviser expects the Fund’s weighted average duration to be within approximately 3 years (plus or minus) of the Fund’s benchmark index duration, which was 7.58 years as of March 31, 2022.

● Decides how to allocate among short, intermediate and long duration issues and how much should be invested in various types of instruments.

● Chooses companies to invest in by carrying out a credit analysis of potential investments.

The sub-adviser frequently uses futures contracts, forwards, swaps and options contracts (i.e., derivatives). Futures contracts are purchased and sold to adjust interest rate exposure (duration) and/or as a substitute for the physical security. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income. The Fund may use foreign currency derivatives such as foreign currency futures, options and forwards to hedge against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.

The Fund is also expected to be invested substantially in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future) on inflation-indexed bonds to gain exposure to the inflation-linked market. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as sale-buybacks or dollar rolls).

In addition to the strategies described above, the Fund typically uses derivatives as part of a strategy designed to reduce exposure to other risks, and to satisfy issuer diversification requirements.

The sub-adviser may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

● Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

● Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

● Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. The Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. As interest rates rise, the value of fixed income investments will generally decrease.

● Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and to the risks of debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rate changes as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

● Derivatives Risk: The Fund’s use of forward commitments, futures contracts, options or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Each of these risks is described in Derivatives Risk in the Additional Information About Principal Risks section of the Prospectus. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

● Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

● Leverage Risk: The Fund may invest in forward commitments, futures contracts, options or swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

● Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

● Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).

● U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

● LIBOR Transition Risk: Certain investments in which the Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by ICE Benchmark Administration (“IBA”), the administrator of LIBOR. Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. More recently, the FCA announced that U.S. dollar (“USD”) LIBOR will cease to be published by the IBA or any other administrator, or will no longer be representative after June 30, 2023 for the most common tenors (overnight and one, three, six and twelve month) and ceased publishing the less common tenors of USD LIBOR (one week and two month) and most tenors of non-USD LIBOR after December 31, 2021. Certain sterling and yen LIBOR settings (one, three, and six month) will be published on a “synthetic” basis through the end of 2022.

While various regulators and industry groups are working globally on transitioning to selected alternative rates and although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, there remains uncertainty regarding the transition to, and nature of, any selected replacement rates, as well as the impact on investments that currently utilize LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions that reference LIBOR and entering into new trades referencing alternative rates. The transition process away from LIBOR may result in increased volatility or illiquidity in markets for the Fund’s investments that currently rely on LIBOR as well as a reduction in the value of these investments. The potential risk of reduction in value of these investments may be heightened for those investments that do not include fallback provisions that address the cessation of LIBOR.

● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Effective October 31, 2016, Pacific Investment Management Company LLC (“PIMCO”) became the sole sub-adviser to the Fund. Between January 15, 2015 and October 31, 2016, Western Asset Management Company served as co-sub-adviser of the Fund with PIMCO. Prior to January 15, 2015, PIMCO served as the sole sub-adviser.

Calendar Year Total Returns (%)1

[1]Class P return for the period 1/1/22 through 6/30/22: (9.00%)
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 6.02%; Q2 2013: (8.21%)
Average Annual Total Returns (For the periods ended December 31, 2021)
Average Annual Returns - PF Inflation Managed Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
CLASS P	5.62%	5.38%	2.91%	Dec. 31, 2002
After Taxes on Distributions | CLASS P	4.14%	4.44%	1.79%
After Taxes on Distributions and Sale of Fund Shares | CLASS P	3.32%	3.75%	1.83%
Bloomberg US TIPS Index (reflects no deductions for fees, expenses or taxes)	5.96%	5.34%	3.09%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.